Insurance Net Investment Result - Summary of Interest Revenue on Financial Instruments Calculated Using the Effective Interest Method (Detail) - Income Or Loss From Insurance And Investment Contracts [Member] - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Insurance Net Investment Result In Interest Revenue On Financial Instruments Calculated Using The Effective Interest Method [Line Items]
Interest revenue on financial instruments calculated using effective interest method	€ 2,683	€ 2,720	€ 2,738
Debt Securities And Money Market Instruments [Member]
Disclosure Of Insurance Net Investment Result In Interest Revenue On Financial Instruments Calculated Using The Effective Interest Method [Line Items]
Interest revenue on financial instruments calculated using effective interest method	2,211	2,233	2,166
Loans [member]
Disclosure Of Insurance Net Investment Result In Interest Revenue On Financial Instruments Calculated Using The Effective Interest Method [Line Items]
Interest revenue on financial instruments calculated using effective interest method	421	428	433
Other [member]
Disclosure Of Insurance Net Investment Result In Interest Revenue On Financial Instruments Calculated Using The Effective Interest Method [Line Items]
Interest revenue on financial instruments calculated using effective interest method	€ 52	€ 60	€ 139